Fair Value Measurement - Schedule of Financial Assets Measured or Disclosed at Fair Value on Recurring Basis (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents:
Cash and cash equivalents	$ 12,493,135	$ 38,692,871	$ 66,151,439
Short-term investments:
Available-for-sale securities		532,912	$ 1,605,882
Total assets measured at fair value		532,912
Quoted Prices in Active Markets for Identical Assets (Level 1)
Cash and cash equivalents:
Cash and cash equivalents	$ 12,493,135	38,692,871
Significant Other Observable Inputs (Level 2)
Short-term investments:
Available-for-sale securities		532,912
Total assets measured at fair value		$ 532,912